Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholder's Equity

12. Stockholders’ Equity

The following is a reconciliation of changes in stockholders’ equity for the three months ended March 31, 2019 and 2018:

	Three Months Ended March 31,
	2019	2018
	(In thousands)

Class A common stock
Balance at January 1,	$2	$2
Shares issued	1	—
Balance at March 31,	$3	$2

Class B common stock
Balance at January 1, and March 31,	$2	$2

Additional paid-in capital
Balance at January 1,	$146,154	$129,066
Equity-based compensation	2,748	972
Shares issued for equity-based compensation awards	1,148	—
Shares issued for purchase consideration	2,221	—
Redemption of common units of FAH, LLC	18,418	—
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets	(4,735)	—
Balance at March 31,	$165,954	$130,038

Accumulated other comprehensive income
Balance at January 1,	$(167)	$806
Foreign currency translation gain, net of tax	271	502
Balance at March 31,	$104	$1,308

Retained earnings(1)
Balance at January 1,	$8,717	$1,254
Net income attributable to Funko, Inc.	2,195	597
Balance at March 31,	$10,912	$1,851

Non-controlling interests(1)
Balance at January 1,	$138,546	$150,162
Distributions to continuing equity owners(1)	(8,052)	(10,857)
Redemption of common units of FAH, LLC	(18,419)	—
Foreign currency translation gain, net of tax	382	581
Net income attributable to non-controlling interests	4,950	1,122
Balance at March 31,	$117,407	$141,008

Total stockholders' equity	$294,382	$274,209
(1)

Effective with reporting for the second quarter of 2018, the Company began to classify distributions to continuing equity holders as a reduction of non-controlling interests rather than retained earnings.  Prior periods have been reclassified to conform to the current presentation.

The following is a reconciliation of changes in Class A and Class B common shares outstanding for the three months ended March 31, 2019 and 2018:

	Three Months Ended March 31,
	2019	2018
	(In thousands)

Class A common shares outstanding
Balance at January 1,	24,960	23,338
Shares issued for equity-based compensation awards	109	—
Shares issued for purchase consideration	127	—
Redemption of common units of FAH, LLC	3,326	—
Balance at March 31,	28,522	23,338

Class B common shares outstanding
Balance at January 1,	23,584	24,976
Redemption of common units of FAH, LLC	(3,303)	—
Balance at March 31,	20,281	24,976

Total Class A and Class B common shares outstanding	48,803	48,314

16. Stockholders’ Equity

In connection with the Company’s IPO, the Company’s board of directors approved an amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”), which became effective on November 1, 2017. The Amended and Restated Certificate of Incorporation authorizes the issuance of up to 200,000,000 shares of Class A common stock, up to 50,000,000 shares of Class B common stock and 20,000,000 shares of preferred stock, each having a par value of $0.0001 per share. Shares of Class A common stock have both economic and voting rights. Shares of Class B common stock have no economic rights, but do have voting rights. Holders of shares of Class A common stock and Class B common stock are entitled to one vote per share on all matters presented to stockholders. The Company’s board of directors has the discretion to determine the rights, preferences, privileges, restrictions and liquidation preferences of any series of preferred stock.

Reorganization Transactions

On November 1, 2017, in connection with the completion of the IPO, the Company completed a series of reorganization Transactions. The Transactions included the following:

•

The amendment and restatement of the existing FAH, LLC limited liability company agreement (the “FAH LLC Agreement”) to, among other things, (i) convert all existing ownership interests (including vested profits interests and all unvested profits interests and existing warrants to purchase ownership interests in FAH, LLC) into common units of FAH, LLC (subject to common units received in exchange for unvested profits interests remaining subject to time-based vesting requirements), and (ii) appoint the Company as FAH, LLC’s sole managing member upon its acquisition of common units in connection with the IPO;

•

The amendment and restatement of the Company’s certificate of incorporation to, among other things, provide (i) for Class A common stock, with each share of Class A common stock entitling its holders to one vote per share on all matters presented to stockholders generally and (ii) for Class B common stock, with each share of Class B common stock entitling its holders to one vote per share on all matters presented to stockholders generally and that shares of Class B common stock may only be held by the Continuing Equity Owners and their permitted transferees;

•

Certain funds affiliated with ACON Funko Investors (the “Former Equity Owners”) exchanged their indirect ownership interests in common units of FAH, LLC for 12,921,039 shares of Class A common stock on a one-for-one basis; and

•

The Company entered into (i) a stockholders’ agreement with ACON Funko Investors and the Former Equity Owners, Fundamental Capital, LLC and Funko International, LLC (collectively, “Fundamental”) and Brian Mariotti, the Company’s Chief Executive Officer, (ii) a registration rights agreement with certain of the Original Equity Owners (including each of the Company’s executive officers), and (iii) a tax receivable agreement (the “Tax Receivable Agreement”) with FAH, LLC and each of the Continuing Equity Owners.

The Transactions were effected on November 1, 2017, prior to the time the Company’s Class A common stock was registered under the Exchange Act, and prior to the completion of the IPO.

FAH, LLC Recapitalization

As noted above, the FAH LLC Agreement, among other things, appointed the Company as FAH, LLC’s sole managing member and reclassified all outstanding membership interests in FAH, LLC as non-voting common units. As the sole managing member of FAH, LLC, the Company controls the management of FAH, LLC. As a result, the Company consolidates FAH, LLC’s financial results and reports a non-controlling interest related to the economic interest of FAH, LLC held by the Continuing Equity Owners.

The Amended and Restated Certificate of Incorporation and the FAH LLC Agreement discussed above requires FAH, LLC and the Company to, at all times, maintain (i) a one-to-one ratio between the number of shares of Class A common stock issued by the Company and the number of common units owned by the Company and (ii) a one-to-one ratio between the number of shares of Class B common stock owned by the Continuing Equity Owners and the number of common units owned by the Continuing Equity Owners (other than common units issuable upon the exercise of options and common units that are subject to time-based vesting requirements (the “Excluded Common Units”)). The Company may issue shares of Class B common stock only to the extent necessary to maintain the one-to-one ratio between the number of common units of FAH, LLC held by the Continuing Equity Owners (other than the Excluded Common Units) and the number of shares of Class B common stock issued to the Continuing Equity Owners. Shares of Class B common stock are transferable only together with an equal number of common units of FAH, LLC. Only permitted transferees of common units held by the Continuing Equity Owners will be permitted transferees of Class B common stock.

The Continuing Equity Owners may from time to time at each of their options (subject, in certain circumstances, to time-based vesting requirements) require FAH, LLC to redeem all or a portion of their common units in exchange for, at the Company’s election, newly-issued shares of our Class A common stock on a one-for-one basis or a cash payment equal to a volume weighted average market price of one share of Class A common stock for each common unit redeemed, in each case in accordance with the terms of the FAH LLC Agreement; provided that, at the Company’s election, the Company may effect a direct exchange of such Class A common stock or such cash, as applicable, for such common units. The Continuing Equity Owners may exercise such redemption right for as long as their common units remain outstanding. Simultaneously with the payment of cash or shares of Class A common stock, as applicable, in connection with a redemption or exchange of common units pursuant to the terms of the FAH LLC Agreement, a number of shares of our Class B common stock registered in the name of the redeeming or exchanging Continuing Equity Owner will be cancelled for no consideration on a one-for-one basis with the number of common units so redeemed or exchanged.

Initial Public Offering

As noted above, on November 6, 2017, the Company completed its IPO of 10,416,666 shares of Class A common stock at a public offering price of $12.00 per share and received approximately $117.3 million in net proceeds, after deducting underwriting discounts and commissions. The Company used the net proceeds to purchase 10,416,666 newly issued common units directly from FAH, LLC at a price per unit equal to the initial public offering price per share of Class A common stock sold in the IPO less underwriting discounts and commissions. Immediately following the completion of the IPO, there were 24,975,932 shares of Class B common stock outstanding and 23,337,705 shares of Class A common stock outstanding, comprised of 10,416,666 shares issued in connection with the IPO and 12,921,039 shares issued in connection with the Transactions described above.

Equity-Based Compensation

Funko, Inc. 2017 Incentive Award Plan. On October 23, 2017, the Company adopted the Funko, Inc. 2017 Incentive Award Plan (the “2017 Plan”), which became effective on November 1, 2017, upon the effectiveness of the registration statement on Form S-1 (File No. 333-220856), as amended, filed with the SEC in connection with the IPO. The Company reserved a total of 5,518,518 shares of Class A common stock for issuance pursuant to the 2017 Plan. In connection with the IPO, the Company granted 1,028,500 options to purchase shares of Class A common stock to certain of its directors, executive officers and employees.  Subsequent to the IPO, the Company has granted options to purchase shares of Class A common stock and restricted stock units on Class A common stock to certain of its directors, executive officers and employees under the 2017 Plan.

A summary of 2017 Plan stock option activity for the year ended December 31, 2018 is as follows:

	Funko, Inc.	Weighted	Aggregate	Remaining
	Stock Options	Average Exercise Price	Intrinsic Value	Contractual Life
	(in thousands)		(in thousands)	(years)
Outstanding at December 31, 2017	1,011	$12.00	—
Granted	931	13.54	—
Exercised	(54)	12.00	62
Forfeited	(100)	12.00	434
Outstanding at December 31, 2018	1,788	12.80	1,884	9.19
Options exercisable at December 31, 2018	295	12.02	338	8.84

A summary of 2017 Plan restricted stock unit activity for the year ended December 31, 2018 is as follows:

	Funko, Inc.	Weighted Average	Aggregate	Remaining
	Restricted Stock Units	Grant Date Fair Value	Intrinsic Value	Contractual Life
	(in thousands)		(in thousands)	(years)
Unvested at December 31, 2017	—	$—	$—
Granted	1,899	14.33	27,216
Vested	(174)	11.19	2,712
Forfeited	(51)	10.51	1,077
Unvested at December 31, 2018	1,674	14.77	22,012	4.06

Options to purchase common units in FAH, LLC. In connection with the IPO, existing options to purchase Class A units in FAH, LLC were converted into 555,867 options to purchase common units in FAH, LLC.

A summary of FAH, LLC stock option activity for the year ended December 31, 2017 is as follows:

	FAH, LLC	Weighted	Aggregate	Remaining
	Stock Options	Average Exercise Price	Intrinsic Value	Contractual Life
	(in thousands)		(in thousands)	(years)
Outstanding at December 31, 2017	556
Exercised	(4)
Forfeited	—
Cancelled	—
Outstanding at December 31, 2018	552	$0.41	$7,038	4.91
Options exercisable at December 31, 2018	548	$0.40	$6,988	4.90

Unvested common units in FAH, LLC. In connection with the IPO, unvested common units to purchase profit interests in FAH, LLC were converted into 1,901,327 unvested common units of FAH, LLC.

A summary of unvested common unit activity for the year ended December 31, 2017 is as follows:

		Weighted Average
	Common Units	Grant Date Fair Value
	(in thousands)
Unvested at December 31, 2017	1,348	$16,176
Granted	—	—
Vested	(636)	(7,632)
Forfeited	(87)	(1,044)
Unvested at December 31, 2018	625	7,500

Equity-based compensation expense. The Company measures and recognizes expense for its equity-based compensation granted to employees and directors based on the fair value of the awards on the grant date. The fair value of restricted stock units is based on the market price of Class A common stock on the date of grant. The fair value of option awards is estimated at the grant date using the Black-Scholes option pricing model that requires management to apply judgment and make estimates, including:

•	Volatility—this is estimated based primarily on historical volatilities of a representative group of publicly traded consumer product companies with similar characteristics
•	Risk-free interest rate—this is the U.S. Treasury rate as of the grant date having a term equal to the expected term of the award
•	Expected term—represents the estimated period of time until an award is exercised and was calculated based on the simplified method
•	Dividend yield—the Company does not plan to pay dividends in the foreseeable future

For each of the options granted during 2018, the following were the weighted-average of the option pricing model inputs:

2017 Plan
Expected term (years)	6.25
Expected volatility	34.4%
Risk-free interest rate	2.8%
Dividend yield	0%

Equity-based compensation expense is recognized on a straight-line basis over the vesting period of the award. The Company records equity-based compensation to selling, general and administrative expense on the consolidated statement of operations. Equity-based compensation for the years ended December 31, 2018, 2017 and 2016 were $9.1 million, $5.4 million and $2.4 million, respectively.

As of December 31, 2018, there was $31.3 million of total unrecognized equity-based compensation expense that the Company expected to recognize over a remaining weighted-average period of 3.6 years. Of this, a nominal amount is related to options to purchase common units in FAH, LLC, $6.4 million is related to options to purchase Class A common stock in Funko, Inc., $2.4 million is related to unvested common units in FAH, LLC and $22.5 million related to unvested restricted stock units in Class A common stock of Funko, Inc. As of December 31, 2018, the Company expected to recognize these costs over a remaining weighted average period of 0.1 years for options to purchase common units in FAH, LLC, 3.1 years for options to purchase Class A units in Funko, Inc.,1.1 years for unvested common units in FAH, LLC and 4.1 years for unvested restricted stock units in Class A common stock of Funko, Inc.